Payables and Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Composition of Payables and Other Non-Current Liabilities
The composition of “Payables and other non-current liabilities” of the Telefónica Group at December 31, 2024 and December 31, 2023 is as follows:

Millions of euros	12/31/2024	12/31/2023
Payables	1,850	1,913
Debt for spectrum acquisition	1,008	1,184
Payables to associates and joint ventures (Note 10)	433	236
Trade payables	163	318
Other payables	246	175
Other non-current liabilities	1,843	1,692
Contractual liabilities (Note 23)	813	778
Deferred revenue	91	126
Non-current tax payables	938	784
Long-term insurance and reinsurance contracts liabilities to associates and joint ventures (Note 10)	1	4
Total	3,693	3,605

Schedule of Non-Current Portion of Long Term Debt
"Non-currrent debt for spectrum acquisition" as of December 31, 2024 and December 31, 2023, is detailed below:

Millions of euros	12/31/2024	12/31/2023
Telefónica Spain	63	69
Telefónica Colombia	74	108
Telefónica Brazil	177	211
Telefónica Germany	690	791
Telefónica Uruguay	4	5
Total	1,008	1,184